Note 20 - Investments in Unconsolidated Joint Ventures - Summary of Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets	$ 5,288	$ 29,055
Non-current assets	33,152	28,659
Current liabilities	36,819	25,581
Long-term liabilities	117,388	87,593
Net operating revenues	41,048	39,363	$ 28,433
City of Athens [Member]
Current assets	898	218
Non-current assets	30,853	12,664
Current liabilities	1,530	68
Long-term liabilities	15,627
Net operating revenues	4,182
Net (loss)/gain	396	(20)
Eco Nine [Member]
Current assets	684	218
Non-current assets	30,975	12,664
Current liabilities	1,762	68
Long-term liabilities	15,900
Net operating revenues	3,229
Net (loss)/gain	$ 185	$ (20)